Investment in a Joint Venture / Associate (Tables)	12 Months Ended
Dec. 31, 2022
Investment in a Joint Venture / Associate
Schedule of valuation of investment in Zenlabs

	Carrying Value
In € thousand	2022	2021
January 1	15,054	—
Initial recognition	—	8,502
Conversion of promissory notes (July 2021)	—	2,222
Capital increases (July and September 2021)	—	5,178
Gain on dilution	1,179	—
Share of loss in a joint venture/ associate	(2,823)	(848)
December 31	13,410	15,054

Schedule of financial information for Zenlabs

In € thousand	01/01/2022 – 12/31/2022	3/10/2021 – 12/31/2021
Revenue	1,927	806
Loss from continued operations	(7,777)	(3,482)
Net loss for the year/ period	(7,369)	(2,907)

In € thousand	12/31/2022	12/31/2021
Non-current assets[1]	25,438	24,255
Current assets	13,487	6,724
Preferred stock reclassification[2]	21,619	20,283
Non-current liabilities	(31,482)	(28,200)
Current liabilities	(933)	(756)
Shareholders’ equity	28,129	22,306

Reconciliation to carrying amounts of Lilium’s Interest in Ionblox
Group’s effective interest in the joint venture / associate	27.7%	34.8%
Group’s share in shareholders’ equity	7,780	7,762
Goodwill	8,370	7,558
Currency translation difference	(2,740)	(266)
Investment in a joint venture / associate	13,410	15,054

1 As the purchase price allocation is performed at each acquisition date (as of March 10, July 16 and September 27, 2021), differences occur due to the different ownership rates used in purchase price allocation and equity accounting. These differences are adjusted in Ionblox’s summary consolidated financial statements.

[2] Based on the Group’s analysis of significant influence and investors’ current access to returns, Lilium concluded that its investment in Ionblox is accounted for using the equity method under IAS 28 ‘Investment in associates and joint ventures’. However, in Ionblox’s IFRS consolidated financial statements, the preferred stock owned by Lilium is accounted for as a financial liability based on its analysis under IAS 32 ‘Financial Instruments: Presentation’ due to the features of preferred stock as explained above. In order to give effect to uniform accounting policies and consistency in accounting, the above-mentioned financial liability in Ionblox’s consolidated financial statements is treated as equity in purchase price allocation and goodwill calculation.